ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

On July 27, 2016, Atlas Critical Minerals Corporation (“Atlas Critical Minerals”) was incorporated as Jupiter Gold Corporation (“Jupiter Gold”) under the laws of the Republic of the Marshall Islands. Concurrently, Atlas Lithium Corporation (“Atlas Lithium”), a Nevada corporation, exchanged its 99.99% ownership in Mineração Jupiter Ltda (“MJL”), a Brazilian company, for 4,000,000 shares of Jupiter Gold’s common stock. Atlas Lithium held 30.1% interest in the Company as of June 30, 2025. The Company trades on the OTC Markets (OTCQB) under the symbol JUPGD.

On December 20, 2024, the Articles of Incorporation of the Company were amended to change the name of the Company to Atlas Critical Minerals Corporation. This name change was carried out to reflect a broader focus of the Company following its merger with Apollo Resources Corporation.

The Company’s mineral properties are in exploration or pre-exploration phases except for the following:

●	Rio Piracicaba Iron ore mineral right: Rio Piracicaba Iron ore mineral right: located in Rio Piracicaba, in the ore quadrangle in Minas Gerais State, this mining right is fully permitted for an open pit mine operation and a dry processing facility. The Company has entered into a mining right lease agreement with a third party (Lessee). The lessee will be responsible for the mining activities and will pay the Company an amount for each tonne mined based on a percentage of the international price of iron ore 62% Fe. Iron ore operations started in November 2025 resulting in revenue generation.

●	Quartzite: the deposit is also located in Minas Gerais. In 2024, full mining operations were started, producing and selling quartzite blocks and beneficiated slabs to clients in Brazil and abroad.

Basis of Presentation and Principles of Consolidation

The unaudited interim financial information presented in the financial statements for the six-month periods ended June 30, 2025 and 2024 have not been reviewed or audited by our independent registered public accounting firm. It has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), consistent in all material respects with those applied in our 2024 Form 20-F and are expressed in United States dollars. The information included in these Condensed Consolidated Financial Statements should be read in conjunction with the consolidated financial statements and accompanying notes included in our 2024 Form 20-F. For the period ended June 30, 2025 the condensed consolidated financial statements include the accounts of the Company, its 99.99% owned subsidiary, Mineração Jupiter Ltda and the 100% owned subsidiaries Mineração Apollo Ltda, Mineração Duas Barras Ltda and RST Recursos Minerais Ltda.

All material intercompany accounts and transactions have been eliminated in consolidation.

Segment reporting

The Company has one reportable segment: mining. The mining segment derives revenue in Brazil by mining, beneficiating and selling material mined from the Company’s several mining rights. Currently the Company generates revenue solely from its operating Quartzite project. The other mining projects are in exploration phase.

The accounting policies of the mining segment are the same as those described in the summary of significant accounting policies.

The chief operating decision maker (CODM) of the mining segment is the Company’s chief executive officer. The CODM regularly reviews the revenue, significant expenses categories, including exploration and evaluation costs, and general and administrative expenses.

Total segment assets as of June 30, 2025, were $ 2,943,084, primarily consisting of Mineral rights. These mineral rights are used by the CODM in decision-making, including resources allocation, based on the exploration plan for the assets.

The CODM uses the gross profit of the reportable segment, presented on the Company’s consolidated statements of operation, as the only profit and loss measure for the decision-making process for the allocation of resources.

All of the Company’s revenue and long-lived assets are located in Brazil. For the six-month period ended June 30, 2025, the Company had 4 customers accounting for more than 10% of the Company’s revenue each (the combination of them represented 94%).

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results may differ materially from those estimates.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements other than those described in our 2024 Form 20-F that have been issued that might have a material impact on its financial position or results of operations.

NOTE 1 – ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

On July 27, 2016, Atlas Critical Minerals Corporation (“Atlas Critical Minerals”) was incorporated as Jupiter Gold Corporation (“Jupiter Gold”) under the laws of the Republic of the Marshall Islands. Concurrently, Atlas Lithium Corporation (“Atlas Lithium”), a Nevada corporation, exchanged its 99.99% ownership in Mineração Jupiter Ltda (“MJL”), a Brazilian company, for 4,000,000 shares of Jupiter Gold’s common stock. Atlas Lithium held an approximate 32.70% interest in the Company as of December 31, 2024. The Company trades on the OTC Markets (OTCQB) under the symbol JUPGD.

On November 6, 2024, the Company and Apollo Resources Corporation, a Republic of the Marshall Islands corporation (“Apollo”), entered into an Agreement and Plan of Merger, which provided for, among other things, the merger of Apollo with and into the Company (the “Merger”), with the Company continuing its corporate existence as the surviving corporation. Prior to the Merger, Apollo Resources was 44.66% owned by Atlas Lithium and 39.87% owned by Marc Fogassa, our Chief Executive Officer and Chairman.

On November 19, 2024, following satisfaction and/or waiver of the closing conditions in the Merger Agreement, including (i) approval of the transactions contemplated under the Merger Agreement by the requisite vote of the shareholders of Jupiter Gold and Apollo, respectively, (ii) Apollo delivering letters of transmittal to the Company completed and executed by Participating Securityholders (as defined in the Merger Agreement) holding at least 95% of the Outstanding Apollo Securities (as defined in the Merger Agreement), which included a waiver of their appraisal or dissenters’ rights under the Marshall Islands Business Corporations Act, as amended (the “BCA”), and (iii) each of the Company and Apollo having performed or complied in all material respects with all agreements and covenants required by the Merger Agreement on or prior to the Effective Time (as defined in the Merger Agreement), the Merger was consummated and Apollo merged with and into the Company.

In connection with the consummation of the Merger, each share of Outstanding Apollo Securities was cancelled and converted into 6.62 shares of the Company’s common stock. In lieu of issuing fractional shares, Apollo shareholders received the nearest whole share of the Company’s common stock, rounding up any decimal amount of shares equal to or greater than 0.5. Following the Effective Time, the holders of Outstanding Apollo Securities right before the Effective Time, beneficially owned 59.40% of the Company’s outstanding securities.

Following the Merger, the previously subsidiaries of Apollo became subsidiaries of the Company. After the merger, the Company’s subsidiaries include the previously held MJL and the acquired through the Merger Mineração Apollo Ltda (“MAL”), Mineração Duas Barras (“MDB”) and RST Recursos Minerais (“RST”), each organized under the laws of Brazil and wholly owned by the Company.

On December 20, 2024, the Articles of Incorporation of the Company were amended to change the name of the Company to Atlas Critical Minerals Corporation. This name change was carried out to reflect a broader focus of the Company following its merger with Apollo Resources Corporation.

The Company’s mineral properties are in exploration or pre-exploration phases except for the following:

●	Rio Piracicaba Iron ore mineral right: Rio Piracicaba Iron ore mineral right: located in Rio Piracicaba, in the ore quadrangle in Minas Gerais State, this mining right is fully permitted for an open pit mine operation and a dry processing facility. The Company has entered into a mining right lease agreement with a third party (Lessee). The lessee will be responsible for the mining activities and will pay the Company an amount for each tonne mined based on a percentage of the international price of iron ore 62% Fe. Iron ore operations started in November 2025 resulting in revenue generation.

●	Quartzite: the deposit is also located in Minas Gerais. In 2024, operations were started, and we produced and sold quartzite blocks and beneficiated slabs to clients in Brazil and abroad. Net revenues generated during the year amounted to $667,131.

Segment reporting

The Company has one reportable segment: mining. The mining segment derives revenue in Brazil by mining, beneficiating and selling material mined from the Company’s several mining rights. Currently the Company generates revenue solely from its operating Quartzite project. The other mining projects are in exploration phase.

The accounting policies of the mining segment are the same as those described in the summary of significant accounting policies.

The chief operating decision maker (CODM) of the mining segment is the Company’s chief executive officer. The CODM regularly reviews the revenue, significant expenses categories, including exploration and evaluation costs, and general and administrative expenses.

Total segment assets as of December 31, 2024, were $2,380,910, primarily consisting of Mineral rights. These mineral rights are used by the CODM in decision-making, including resources allocation, based on the exploration plan for the assets.

The CODM uses the gross profit of the reportable segment, presented on the Company’s consolidated statements of operation, as the only profit and loss measure for the decision-making process for the allocation of resources.

All of the Company’s revenue and long-lived assets are located in Brazil. For the year ended December 31, 2024, the Company had 3 customers accounting for more than 10% of the Company’s revenue each (the combination of them represented 58%).

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) of the United States of America and are expressed in United States dollars. For the years ended December 31, 2024, 2023 and 2022, the consolidated financial statements include the accounts of the Company, its 99.99% owned subsidiary, Mineração Jupiter Ltda and the 100% owned subsidiaries Mineração Apollo Ltda, Mineração Duas Barras Ltda and RST Recursos Minerais Ltda.

All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has limited working capital, has incurred losses since its inception, and has not yet generated material revenues from the sale of its products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from its operations, the sale of its stock and/or obtaining debt financing. During the year ended December 31, 2024, the Company funded operations primarily through the sale of equity securities ($1,595,750 in 2024), and cash generated by our quartzite operation (gross profit of $265,694 in 2024). For the next 12 months, management intends to cover any operating losses by using existing cash and cash equivalents, generating cash flow from our quartzite operations and, if necessary, selling its equity securities and obtaining debt financing. There can be no assurance the Company will be successful in these efforts.

Fair Value of Financial Instruments

The Company follows the guidance of Accounting Standards Codification (“ASC”) Topic 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of December 31, 2024, the Company did not have any level 2 or 3 assets or liabilities.

the Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent that the funds are not being held for investment purposes. Funds held in Brazilian banks are insured up to 250,000 Brazilian Real (approximately $40,373 based on the December 31, 2024 exchange rate).

Trade Receivable

Trade receivables represent amounts to be received from clients due to the sale of quartzite products. The Company recognizes it following revenue recognition when control of the product is transferred to customers and the company has an unconditional right to receive payment for it.

Initial recognition is made at fair value, which usually corresponds to the price of the transaction (invoice), and subsequently assessed to determine the recoverability of the amounts in every balance sheet date.

Inventories

The Company values its inventories in accordance with ASC 330 - Inventory, which requires that inventories be valued at the lower of cost or market. The cost of inventories is determined using the weighted average cost method.

Property and Equipment

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.

The diamond and gold processing plant, facilities and other machinery are depreciated over an estimated useful life of ten years; vehicles are depreciated over an estimated life of five years; and computer and other office equipment over an estimated useful life of three years.

Mineral Properties

Costs of exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. Mineral property acquisition costs, including licenses and lease payments, are capitalized. Impairment losses are recorded on mineral properties used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. The Company did not recognize any impairment losses related to mineral properties held during the years ended December 31, 2024, 2023 and 2022.

For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values, unless the values of neither the assets received nor the assets transferred are determinable within reasonable limits, in which case the assets received are measured based on the carrying values of the assets transferred. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. These rights are held in perpetuity provided the Company remains in compliance with various government regulations and industry requirements.

Mineral properties are amortized throughout the life of the property based on an units-of-production method.

Revenue recognition

Revenues from sales are recognized when control of the product is transferred to customers, in accordance with the terms and conditions in each sales contract. Following ASC 606, the Company follows the 5-step model in order to recognize revenue in accordance with the core principle.

Impairment of Long-Lived Assets

For long-lived assets, such as property and equipment and intangible assets subject to amortization, the Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future undiscounted cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. Under ASC 718, volatility is based on the historical volatility of our stock or the expected volatility of the stock of similar companies. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The Company utilizes the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Option-pricing models require the input of highly complex and subjective variables including the expected life of options granted and the expected volatility of our stock price over a period equal to or greater than the expected life of the options. Because changes in the subjective assumptions can materially affect the estimated value of our employee stock options, it is management’s opinion that the Black-Scholes option-pricing model may not provide an accurate measure of the fair value of our employee stock options. Although the fair value of employee stock options is determined in accordance with ASC Topic 718 using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

On June 20, 2018, the FASB issued ASU 2018-07 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Equity classified share-based payments for employees are fixed at the time of grant. Equity-classified nonemployee share-based payment awards are measured at the grant date of the award which is the same as share-based payments for employees. The Company adopted the requirements of the new rule as of January 1, 2019, the effective date of the new guidance.

Foreign Currency

The Company’s subsidiaries, MJL, MAL, MDB, and RST, use their local currency (Brazilian Real) as their functional currency. Resulting translation gains or losses are recognized as a component of accumulated other comprehensive income. Transaction gains or losses related to balances denominated in a currency other than the functional currency are recognized in the consolidated statements of operations.

Basic Earnings (Loss) Per Share

The Company computes loss per share in accordance with ASC Topic 260, Earnings per Share, which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. As of December 31, 2024, the Company’s potentially dilutive securities relate to common stock issuable in connection with options. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations except as noted below:

In August 2023, the FASB issued ASU 2023-05, Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement, which clarifies the business combination accounting for joint venture formations. The amendments in the ASU seek to reduce diversity in practice that has resulted from a lack of authoritative guidance regarding the accounting for the formation of joint ventures in separate financial statements. The amendments also seek to clarify the initial measurement of joint venture net assets, including businesses contributed to a joint venture. The guidance is applicable to all entities involved in the formation of a joint venture. The amendments are effective for all joint venture formations with a formation date on or after January 1, 2025. Early adoption and retrospective application of the amendments are permitted. We do not expect adoption of the new guidance to have a material impact on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, amending reportable segment disclosure requirements to include disclosure of incremental segment information on an annual and interim basis. Among the disclosure enhancements are new disclosures regarding significant segment expenses that are regularly provided to the chief operating decision-maker and included within each reported measure of segment profit or loss, as well as other segment items bridging segment revenue to each reported measure of segment profit or loss. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, and are applied retrospectively. Early adoption is permitted. Management does not expect this new guidance to have any impact on the Company’s consolidated financial statements because the Company operates in only one segment (mining), and therefore Segment Reporting does not impact its Financial Statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures, amending income tax disclosure requirements for the effective tax rate reconciliation and income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024 and are applied prospectively. Early adoption and retrospective application of the amendments are permitted. We do not expect adoption of the new guidance to have a material impact on our consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company will analyze the impacts of this Update in the upcoming years and anticipate that it will not adopt the Update early.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The Board issued this Update to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20, Debt— Debt with Conversion and Other Options. The amendments in this Update clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Management does not expect this new guidance to have any impacts on the Company’s consolidated financial statements.

Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business

On August 21, 2020, Apollo Resources Corporation (“Apollo Resources” or the “Company”) was incorporated under the laws of the Republic of the Marshall Islands. Concurrently. Atlas Lithium held an approximate 58.71% interest in the Company as of December 31, 2023.

Apollo Resources Corporation (The Company) is a privately held company focused on iron projects in Brazil. Apollo Resources currently owns 56,290 acres of mineral rights for iron distributed in six projects.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) of the United States of America and are expressed in United States dollars. For the years ended December 31, 2023 and 2022, the consolidated financial statements include the accounts of the Company and its 99.99% owned subsidiaries, Mineração Apollo Ltda, RST Recursos Minerais Ltda., and Mineração Duas Barras Ltda.

All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Going Concern

The consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has limited working capital, has incurred losses since its inception, and has not yet generated material revenues from the sale of its products or services. These factors create substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on the Company generating cash from its operations, the sale of its stock and/or obtaining debt financing. During the year ended December 31, 2023, the Company funded operations primarily through the sale of equity securities and loans from related parties. Management intends to cover any operating losses by selling its equity securities and obtaining debt financing. There can be no assurance the Company will be successful in these efforts.

Fair Value of Financial Instruments

Apollo Resources follows the guidance of Accounting Standards Codification (“ASC”) Topic 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of Apollo Resources. Unobservable inputs are inputs that reflect Apollo Resources’ assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of December 31, 2023, Apollo Resources did not have any level 2 or 3 assets or liabilities.

Apollo Resources’ financial instruments consist of cash and cash equivalents, accounts payable, and accrued expenses. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent that the funds are not being held for investment purposes. Funds held in Brazilian banks are insured up to 250,000 Brazilian Real (approximately $3,652 based on the December 31, 2023 exchange rate).

Property and Equipment

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.

Mineral Properties

Costs of exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. Mineral property acquisition costs, including licenses and lease payments, are capitalized. Impairment losses are recorded on mineral properties used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. The Company did not recognize any impairment losses related to mineral properties held during the years ended December 31, 2023 and 2022.

For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values, unless the values of neither the assets received nor the assets transferred are determinable within reasonable limits, in which case the assets received are measured based on the carrying values of the assets transferred. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. These rights are held in perpetuity provided the Company remains in compliance with various government regulations and industry requirements.

Impairment of Long-Lived Assets

For long-lived assets, such as property and equipment and intangible assets subject to amortization, Apollo Resources continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future undiscounted cash flows is less than the carrying amount of those assets, Apollo Resources recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. Under ASC 718, volatility is based on the historical volatility of our stock or the expected volatility of the stock of similar companies. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The Company utilizes the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Option-pricing models require the input of highly complex and subjective variables including the expected life of options granted and the expected volatility of our stock price over a period equal to or greater than the expected life of the options. Because changes in the subjective assumptions can materially affect the estimated value of our employee stock options, it is management’s opinion that the Black-Scholes option-pricing model may not provide an accurate measure of the fair value of our employee stock options. Although the fair value of employee stock options is determined in accordance with ASC Topic 718 using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

On June 20, 2018, the FASB issued ASU 2018-07 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Equity classified share-based payments for employees are fixed at the time of grant. Equity-classified nonemployee share-based payment awards are measured at the grant date of the award which is the same as share-based payments for employees. The Company adopted the requirements of the new rule as of January 1, 2019, the effective date of the new guidance.

Foreign Currency

Apollo’s subsidiaries, uses its local currency as its functional currency. Resulting translation gains or losses are recognized as a component of accumulated other comprehensive income. Transaction gains or losses related to balances denominated in a currency other than the functional currency are recognized in the consolidated statements of operations.

Revenue recognition

For the years ended December 31st, 2023 and 2022, the Company had not recognized any revenues from sales.

Had the Company performed any, revenues from sales would have been recognized when control of the product is transferred to customers, in accordance with the terms and conditions in each sales contract.

Following ASC 606, the Company will follow the 5-step model in order to recognize revenue in accordance with the core principle.

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations except as noted below:

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 will simplify the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models will result in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. ASU 2020-06 will be effective January 1, 2024, for the Company. Early adoption is permitted, but no earlier than January 1, 2021, including interim periods within that year. The Company is evaluating the effect of the adoption of ASU 2020-06 on the consolidated financial statements, but currently does not believe ASU 2020-06 will have a significant impact on the Company’s accounting for its convertible debt instruments. The effect will largely depend on the composition and terms of the financial instruments at the time of adoption.

In February 2020, the FASB issued ASU 2020-02, Financial Instruments-Credit Losses (Topic 326) and Leases (Topic 842) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842), which amends the effective date of the original pronouncement for smaller reporting companies. ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Company believes the adoption will modify the way the Company analyzes financial instruments, but it does not anticipate a material impact on results of operations. The Company is in the process of determining the effects adoption will have on its consolidated financial statements.

In August 2023, the FASB issued ASU 2023-05, Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement, which clarifies the business combination accounting for joint venture formations. The amendments in the ASU seek to reduce diversity in practice that has resulted from a lack of authoritative guidance regarding the accounting for the formation of joint ventures in separate financial statements. The amendments also seek to clarify the initial measurement of joint venture net assets, including businesses contributed to a joint venture. The guidance is applicable to all entities involved in the formation of a joint venture. The amendments are effective for all joint venture formations with a formation date on or after January 1, 2025. Early adoption and retrospective application of the amendments are permitted. We do not expect adoption of the new guidance to have a material impact on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, amending reportable segment disclosure requirements to include disclosure of incremental segment information on an annual and interim basis. Among the disclosure enhancements are new disclosures regarding significant segment expenses that are regularly provided to the chief operating decision-maker and included within each reported measure of segment profit or loss, as well as other segment items bridging segment revenue to each reported measure of segment profit or loss. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, and are applied retrospectively. Early adoption is permitted. We are currently evaluating the impact of this update on our consolidated financial statements and disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvement to Income Tax Disclosures, amending income tax disclosure requirements for the effective tax rate reconciliation and income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024 and are applied prospectively. Early adoption and retrospective application of the amendments are permitted. We do not expect adoption of the new guidance to have a material impact on our consolidated financial statements and disclosures.